Lease - Future lease payments under operating leases as of December 31, 2020 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Year ending December 31,
2021	¥ 40,779
2022	41,562
2023	48,483
2024	16,031
Total future lease payments	146,855
Less: Imputed interest	(14,343)
Total lease liability balance	¥ 132,512	¥ 158,602